Basis of Presentation, Liquidity And Summary of Significant Accounting Policies - Liabilities recorded at fair value on recurring basis (Details 1) (Warrant [Member], USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013
Liabilities
Contingent consideration liability recorded for business combinations	$ 452	$ 468
Fair value of derivative warrants issued in connection with share purchase agreement	552	803
Ending balance	1,004	1,271
Quoted prices in active markets (Level 1)
Liabilities
Contingent consideration liability recorded for business combinations
Fair value of derivative warrants issued in connection with share purchase agreement
Ending balance
Significant other observable inputs (Level 2)
Liabilities
Contingent consideration liability recorded for business combinations
Fair value of derivative warrants issued in connection with share purchase agreement
Ending balance
Significant other unobservable inputs (Level 3)
Liabilities
Contingent consideration liability recorded for business combinations	452	468
Fair value of derivative warrants issued in connection with share purchase agreement	552	803
Ending balance	$ 1,004	$ 1,271